UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21247
                                                     ---------
                      BNY/IVY Multi-Strategy Hedge Fund LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 One Wall Street
                               New York, NY 10286
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven Pisarkiewicz
                              BNY Asset Management
                                  1633 Broadway
                               New York, NY 10019
         -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-635-4513
                                                           --------------
                     Date of fiscal year end: March 31, 2005
                                              ---------------

                  Date of reporting period: September 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT(S) TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


BNY/IVY MULTI-STRATEGY                             Semi-Annual Report
HEDGE FUND LLC                                     September 30, 2004

























                                   [IVY LOGO]

                     NOTICE OF PRIVACY POLICY AND PRACTICES

BNY/Ivy Multi-Strategy Hedge Fund LLC recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY/Ivy Multi-Strategy Hedge Fund LLC.

COLLECTION OF MEMBER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

     o ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a member's name, address, Social Security number and information about a member's investment goals and risk tolerance;

     o ACCOUNT HISTORY, including information about the transactions and balances in a member's accounts; and

     o CORRESPONDENCE (written, telephonic or electronic) between a member or a member's representative and BNY/Ivy Multi-Strategy Hedge Fund LLC or service providers to BNY/Ivy Multi-Strategy Hedge Fund LLC.

DISCLOSURE OF MEMBER INFORMATION

We may disclose any of the member information we collect to third parties who are not affiliated with BNY/Ivy Multi-Strategy Hedge Fund LLC:

     o as permitted by law - for example, with service providers who maintain or service shareholder accounts for the BNY/Ivy Multi-Strategy Hedge Fund LLC or to a shareholder's broker or agent, to resolve or to protect against member fraud; and

     o to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF MEMBER INFORMATION

We protect member information by requiring service providers to the BNY/Ivy Multi-Strategy Hedge Fund LLC:

     o to maintain policies and procedures designed to limit access to and use of information about members of the BNY/Ivy Multi-Strategy Hedge Fund LLC to those persons who need to know such information to provide services to us; and

     o    to maintain physical,  electronic and procedural safeguards to protect
          nonpublic   personal   information   of   members   of   the   BNY/Ivy
          Multi-Strategy Hedge Fund LLC.

THE POLICIES AND PRACTICES DESCRIBED IN THIS NOTICE APPLY TO BOTH CURRENT AND FORMER MEMBERS OF BNY/IVY MULTI-STRATEGY HEDGE FUND LLC. IF WE CHANGE THESE POLICIES AND PRACTICES IN A MANNER THAT AFFECTS THE ACCURACY OF THIS NOTICE, WE WILL NOTIFY OUR MEMBERS.

Dear Members,

We are pleased to send you the Semi-Annual Report for the BNY/Ivy Multi-Strategy Hedge Fund LLC for the six months ended September 30, 2004.

2ND QUARTER 2004

The second quarter presented a continuation of the challenging environment for investors and, in particular, for hedge funds, with investors moving to the sidelines in a number of markets. Since February of this year, the combination of anxiety about higher interest rates, contradictory fundamental signals about the strength of the economic rebound in the U.S., the continuing threat of a destabilizing terrorist event and an unusually quiet period in the capital markets dampened returns in a number of strategies. Continued strong demand for hedge fund exposure led to tighter spreads and lower equity volatility. In general, strategies that rely on discrete events and/or some element of directionality outperformed strategies that rely upon the relative value of related securities to revert to the mean. Equity market volatility, which drives risk and return in a number of hedge fund strategies, reached its lowest level in the past ten years. Conversely, increased interest rate volatility, along with a steep yield curve, made hedging more expensive. Continued ambiguity from economic indicators clouded the fundamental backdrop for stock pickers, leaving markets trading in a relatively narrow band continually swinging back and forth between fundamental and technical factors.

The environment for market neutral managers was difficult during the second quarter. Interest rates, volatility and credit spreads were all extremely variable during the quarter. Interest rates spiked in April, then fell sharply before the quarter came to a close. The VIX, a measure of volatility, also spiked in the middle of the quarter, only to fall back toward the close of the quarter. Credit spreads followed suit, with significant widening taking place early in the quarter and narrowing as the quarter ended. The environment was particularly difficult for convertible arbitrage managers, largely due to three factors. First, the sharp rise in interest rates in April led to a general softening of the credit market. While the managers who utilize this strategy attempted to neutralize/hedge this interest rate risk, the speed and the magnitude of the rate increase in April was difficult for managers to fully hedge. Declining equity market volatility also hampered the returns of convertible arbitrage managers. Lastly, the re-emergence of cash takeover risk took center stage in the coverable arbitrage arena, as two cash takeovers were announced. These cash takeover announcements, including that of the high profile Mandalay Resort Group, hurt many convertible arbitrage managers as companies' convertible bonds trading above par saw much of that premium evaporate on the takeover announcements. On a positive note, some convertible arbitrage managers, particularly those that are smaller in size, finally saw some opportunities in the market after the contraction of valuation over the last few months.

Managers who focus on statistical arbitrage faced a mixed quarter. As a group, these managers posted flat performance. However, performance was different depending on the specific style of statistical arbitrage. In the earlier part of the quarter, technical mean reversion models outperformed fundamental and momentum models. Later in the quarter, fundamental models picked up, as there was more dispersion of returns between stocks and more discernment by investors regarding specific stocks and sectors. The end of the quarter was difficult for both mean reversion and fundamental models as equity market volatility contracted and the flight to quality subsided. While it was also a difficult quarter for multi-strategy managers, they outperformed single strategy managers. Managers with heavier convertible arbitrage exposure suffered, while managers with more relative value, international and event driven exposure outperformed.

The continued confusion on a macro level dampened investor sentiment which, in turn led to a broad sell-off in a number of higher beta sectors, most notably technology, biotech and financial services, hurting our managers focused on these particular areas. Conversely, managers focused on more defensive industries such as healthcare and energy benefited (albeit modestly) from the subtle change in investor sentiment. With the markets largely flat for the quarter, the invested levels for most equity managers were maintained in a fairly tight range, as exposures remained low.

3RD QUARTER 2004

During the third quarter of 2004, the hedge fund landscape remained largely unchanged. As we expected, the sleepy environment that began in February of this year continued through the third quarter. While the markets started to adapt to the inevitability of higher short-term interest rates, mixed signals about the fundamental strength of the U.S. economy continued to confuse investors. With a lack of clarity, compounded by polls that showed the race for President too close to call, many investors remained on the sidelines. Equity option implied volatility, an important factor impacting the returns of a number of hedge fund strategies, reached its lowest level in eight years in September. More striking is the fact that actual volatility has been even lower.

Market neutral managers continued to face a difficult quarter. Managers who utilize convertible arbitrage fared slightly better during the third quarter relative to the first half of the year. However, the volatility of interest rates, lower equity market volatility and the lack of new issuance continued to stifle managers who specialize in this strategy. General sentiment has improved as managers started to see opportunities in select situations, both industry and company specific. Managers with a more opportunistic approach, more U.S. and less volatility exposure, outperformed those managers with less U.S. and more volatility exposure.

Statistical arbitrage also fared better during the third quarter. While equity market volatility fell overall during the quarter, there was a pick-up early in the quarter. This increase in volatility created a positive environment for most statistical arbitrage managers as stock price dispersion increased and cross-correlation declined. As the quarter progressed and volatility subsided, those managers who utilized mean reversion strategies struggled, while fundamental-based managers with valuation and earnings models saw a pickup in returns.

Overall, multi-strategy managers contributed positively to performance during the quarter, though results for individual managers were mixed. Managers with more credit exposure outperformed, while managers with heavier special situations exposure underperformed. Managers with heavier volatility exposure did well during the early part of the quarter, but were hurt as volatility contracted later in the quarter.

The third quarter began slowly for event driven and credit focused managers, but ramped up in August and September. These strategies continue to be the best performing areas in what has turned out to be a difficult year for hedge fund managers.

The merger and acquisition environment remains very quiet. In the face of low interest rates the reward-to-risk picture remains unattractive. Both dollar volume and number of U.S. deals declined slightly over the quarter, remaining in line with the slow pace of the last year. There were several deals that encountered problems, further dampening returns. In general, multi-strategy event-driven managers performed reasonably well. Those with higher levels of exposure to distressed and credit outperformed. Another large source of returns was equity restructurings. Typically, smaller and mid-sized managers performed best. The very large managers, limited to the largest, most liquid deals, had only modest performance.

Credit managers provided good returns this past quarter. Spreads of BB and B securities over Treasuries remained largely unchanged over the quarter, while lower rated CCC spreads widened. This suggests that a certain amount of risk aversion has entered the high yield marketplace. Managers in this space have gravitated toward higher current yield positions to benefit from positive carry. Several of our managers have a bearish bias to their portfolios as they feel that credit spreads have become too tight; currently BBs are trading at barely 2% over Treasuries. New issuance in the high yield space has remained strong and this increased supply may begin to pressure prices of existing bonds. Managers who are nimble traders, who are well hedged, and/or are generating high positive carry from low volatility names, should continue to add value.

While the quarter ended negatively for equity markets, the late August rally that continued into September provided opportunities for equity managers to generate some decent returns. A number of companies reported solid fundamentals and provided positive guidance. Certain sectors such as energy and basic materials provided some compelling buying opportunities for our managers. Generally, equity managers are feeling more confident that the market is starting to reward sound fundamentals while paying less heed to technicals commonly seen earlier this year. Small-cap stocks were hurt in July before rebounding with a strong September rally. Meanwhile, large-cap stocks were down modestly in July, and did not capture much of the liquidity-infused rally later in the quarter.

Sincerely,




/s/ STEVEN PISARKIEWICZ
Steven Pisarkiewicz
President
BNY/Ivy Multi-Strategy Hedge Fund LLC

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
 For the Six Months Ended September 30, 2004



 CONTENTS

 Portfolio Summary ........................................................   1
 Schedule of Investments ..................................................   2
 Statement of Assets, Liabilities and Members' Capital ...................    4
 Statement of Operations .................................................    5
 Statement of Changes in Members' Capital ................................    6
 Statement of Cash Flows .................................................    7
 Notes to the Financial Statements .......................................    8

 Managers and Officers ...................................................   15

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
 September 30, 2004 (unaudited)



 INCEPTION DATE                           PORTFOLIO STATISTICS
 04/01/2003                               Members' Capital ($million): $118.2


 SECTOR BREAKDOWN*
         40.6%    Relative Value
         38.7%    Special Situations
         20.7%    Equity Investing
















--------------------------------------------------------------------------------
* All data as of September 30, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 September 30, 2004 (unaudited)

                                                   Initial
                                                 Acquisition
 PORTFOLIO FUNDS - 99.3%                            Date           Cost           Value         Liquidity*
                                                 ------------      ----           -----         ----------

 RELATIVE VALUE - 40.3%

 CONVERTIBLE HEDGING - 7.6%


 Advent Convertible Arbitrage Fund,
   LP (The)                                        4/02/03      $4,200,000      $ 4,416,806      Quarterly
 Yield Strategies Fund I, LP                       4/08/04       4,500,000        4,503,413      Quarterly
                                                                                -----------
                                                                                  8,920,219
                                                                                -----------

 CREDIT ARBITRAGE - 1.9%


 CQS Capital Structure Arbitrage
   Feeder Fund Ltd.                                9/01/04       2,250,000        2,263,950      Quarterly
                                                                                -----------


 MULTI-HEDGING STRATEGIES - 29.0%

 Amaranth Partners, LLC                            4/02/03       4,950,000        5,478,096      Annually
 Deephaven Market Neutral Fund, LLC                4/02/03       6,250,000        6,662,580      Monthly
 Elliot Associates, LP                             4/01/03       3,100,000        3,619,983      Semi-annually
 OZ Domestic Partners II, LP                       2/04/04       7,250,000        7,441,875      Annually
 Purchase Associates II, LP                        4/02/03       4,150,000        4,300,571      Quarterly
 Stark Investments, LP                             4/02/03       6,400,000        6,787,685      Annually
                                                                                -----------
                                                                                 34,290,790
                                                                                -----------

 STATISTICAL ARBITRAGE QUANTITATIVE - 1.8%

 d. Quant Fund, LLC                                4/01/03       2,150,000        2,159,757      Daily
                                                                                -----------

 TOTAL RELATIVE VALUE
   (cost $45,200,000)                                                            47,634,716
                                                                                -----------

 SPECIAL SITUATIONS - 38.4%


 DISTRESSED - 13.8%


 Cerberus Partners, LP                             4/02/03       3,650,000        4,375,813      Semi-annually
 King Street Capital, LP                           4/02/03       5,100,000        5,789,277      Quarterly
 Longacre Capital Partners (QP), LP                4/02/03       5,350,000        6,146,834      Quarterly
                                                                                -----------
                                                                                 16,311,924
                                                                                -----------








--------------------------------------------------------------------------------
*  Available  frequency of redemption after initial lock-up period.

See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------

 September 30, 2004 (unaudited)

                                                   Initial
                                                 Acquisition
 MULTIPLE EVENT-DRIVEN - 24.6%                      Date           Cost           Value         Liquidity*
                                                 ------------      ----           -----         ----------

 Davidson Kempner Partners                         4/02/03      $4,950,000     $  5,298,116      Annually
 Gruss Global Investors LP                         7/01/04       5,500,000        5,551,351      Quarterly
 Merced Partners, LP                               4/02/03       6,450,000        7,444,843      Annually
 Perry Partners, LP                                4/02/03       5,500,000        6,555,688      Annually
 Seneca Capital, LP                                4/01/03       3,850,000        4,224,192      Annually
                                                                               ------------
                                                                                 29,074,190
                                                                               ------------

 TOTAL SPECIAL SITUATIONS
   (cost $40,350,000)                                                            45,386,114
                                                                               ------------

 EQUITY INVESTING - 20.6%

 LONG/SHORT GLOBAL - 4.2%

 Kingdon Associates                                4/01/04       5,000,000        4,980,856      Quarterly
                                                                               ------------

 LONG/SHORT SPECIALITY - 6.9%

 Minot Capital II, LP                              7/01/03       3,289,286        3,104,266      Quarterly
 Trivium Institutional Onshore Fund, LP            5/03/04       4,900,000        4,988,703      Monthly
                                                                               ------------
                                                                                  8,092,969
                                                                               ------------

 LONG/SHORT TILT - 9.5%

 Alson Signature Fund, LP                          4/02/03       2,250,000        2,393,800      Quarterly
 Copper Arch Fund, LP                              4/02/03       4,050,000        4,534,404      Quarterly
 Sirios Capital Partners II, LP                   10/01/03       4,250,000        4,354,725      Annually
                                                                               ------------
                                                                                 11,282,929
                                                                               ------------

 TOTAL EQUITY INVESTING
   (cost $23,739,286)                                                            24,356,754
                                                                               ------------

 TOTAL INVESTMENTS
   (cost $109,289,286) - 99.3%                                                  117,377,584
 Other Assets, Less Liabilities - 0.7%                                              812,266
                                                                               ------------

 MEMBERS' CAPITAL - 100.0%                                                     $118,189,850
                                                                               =============





--------------------------------------------------------------------------------
*  Available  frequency of redemption after initial lock-up period.

See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

 September 30, 2004 (unaudited)


 ASSETS
 Investments in Portfolio Funds, at fair value (cost $109,289,286)                       $ 117,377,584
 Cash                                                                                        3,362,503
 Receivable for Portfolio Funds sold                                                           123,831
 Prepaid assets                                                                                 66,436
 Interest receivable                                                                               155
                                                                                         --------------
   TOTAL ASSETS                                                                            120,930,509
                                                                                         --------------

 LIABILITIES
 Payable for Portfolio Funds purchased                                                       2,298,000
 Management fee payable                                                                        134,834
 Administration fee payable                                                                     64,580
 Accrued expenses and other liabilities                                                        243,245
                                                                                         --------------
    TOTAL LIABILITIES                                                                        2,740,659
                                                                                         --------------
 NET ASSETS                                                                              $ 118,189,850
                                                                                         =============

 MEMBERS' CAPITAL REPRESENTED BY:
 Net capital contributions                                                               $ 110,101,552
 Net unrealized appreciation of investments                                                  8,088,298
                                                                                         --------------
                                                                                         $ 118,189,850
                                                                                         ==============







--------------------------------------------------------------------------------
 See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

 Six Months Ended September 30, 2004 ( unaudited)

 INVESTMENT INCOME
    Interest                                                                    $        698
                                                                                -------------

 EXPENSES
    Management                                                                       810,608
    Administration                                                                   122,773
    Investor servicing                                                                92,982
    Legal                                                                             62,586
    Insurance                                                                         41,907
    Audit                                                                             37,500
    Printing                                                                          34,635
    Registration                                                                      26,361
    Directors                                                                         22,509
    Taxes                                                                             18,300
    Custodian                                                                         10,676
    Miscellaneous                                                                      8,235
                                                                                -------------
    TOTAL EXPENSES                                                                 1,289,072
                                                                                -------------
    NET INVESTMENT LOSS                                                           (1,288,374)
                                                                                -------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized loss on investments                                                    (33,818)
 Net change in unrealized appreciation on investments                              1,843,140
                                                                                -------------
 Net realized and unrealized gain on investments                                   1,809,322
                                                                                -------------
 NET INCREASE IN MEMBERS' CAPITAL RESULTING
    FROM OPERATIONS                                                             $    520,948
                                                                                =============








--------------------------------------------------------------------------------
 See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                           SIX MONTHS
                                                                              ENDED        FOR THE PERIOD
                                                                          SEPTEMBER 30,    APRIL 1, 2003*
                                                                              2004             THROUGH
                                                                           (UNAUDITED)     MARCH 31, 2004
                                                                          ------------     --------------
 FROM OPERATIONS
    Net investment loss                                                  $   (1,288,374)     $ (1,612,630)
    Net realized gain (loss) on investments                                     (33,818)          155,986
    Net change in unrealized appreciation on investments                      1,843,140         6,245,158
                                                                         ---------------     -------------
    Net increase in members' capital resulting from operations                  520,948         4,788,514
                                                                         ---------------     -------------

 FROM MEMBERS' CAPITAL TRANSACTIONS
    Members' contributions                                                   33,422,492        84,444,108
    Members' redemptions due to Tender Offer                                 (5,000,000)               --
    Offering costs                                                                   --           (86,212)
                                                                         ---------------     -------------
    Net increase in members' capital from capital transactions               28,422,492        84,357,896

 CHANGE IN MEMBER'S CAPITAL
    Beginning of period                                                      89,246,410           100,000
                                                                         ---------------     -------------

    End of period                                                        $  118,189,850      $ 89,246,410
                                                                         ===============     =============










--------------------------------------------------------------------------------
 * Commencement of operations

See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

 Six Months Ended September 30, 2004 (unaudited)

 CASH FLOWS FROM OPERATING ACTIVITIES
 Net increase in Members' Capital resulting from operations                      $      520,948

 ADJUSTMENTS TO RECONCILE NET INCREASE IN MEMBERS' CAPITAL
   RESULTING FROM OPERATIONS TO NET CASH USED IN
   OPERATING ACTIVITIES:
   Change in unrealized appreciation on investments                                  (1,843,140)
   Net realized loss on investments                                                      33,818

 CHANGE IN ASSETS AND LIABILITIES:
   Purchase of Portfolio Funds                                                      (38,600,000)
   Proceeds from sale of of Portfolio Funds                                           3,026,896
   Decrease in receivable for Portfolio Funds sold                                    6,992,586
   Increase in prepaid assets                                                           (35,984)
   Increase in interest receivable                                                          (35)
   Increase in payable for Portfolio Funds purchased                                  2,298,000
   Increase in management fee payable                                                    21,607
   Increase in administration fee payable                                                14,940
   Increase in accrued expenses and other liabilities                                   114,465
                                                                                 ---------------
     Net cash used in operating activities                                          (27,455,899)

 CASH FLOWS FROM FINANCING ACTIVITIES
   Proceeds from Members' contributions                                              33,422,492
   Members' Redemptions due to Tender Offer                                          (5,000,000)
                                                                                 ---------------
   Net cash provided by financing activities                                         28,422,492

 Net increase in cash                                                                   966,593
 CASH AT BEGINNING OF PERIOD                                                          2,395,910
                                                                                 ---------------
 CASH AT END OF PERIOD                                                           $    3,362,503
                                                                                 ===============












--------------------------------------------------------------------------------
 See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 September 30, 2004 (unaudited)

NOTE 1. ORGANIZATION

BNY/Ivy Multi-Strategy Hedge Fund LLC (the "Fund"), formerly known as Ivy Multi-Strategy Hedge Fund LLC, is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a Delaware limited liability company on September 25, 2002 and commenced operations on April 1, 2003. The Fund had no operations prior to that date other than those related to organizational matters and the issuance of $100,000 of limited liability company interests ("Interests") in the Fund to BNY Falcon Three Holding Corp., an affiliate of BNY Investment Advisors (the "Adviser").

The Fund's investment objective is to provide above average capital appreciation with low to moderate volatility of investment returns. The Fund pursues its investment objective by investing primarily in private investment partnerships and other investment vehicles ("Portfolio Funds") that are managed by a select group of alternative asset managers ("Portfolio Managers") that pursue "Special Situation", "Relative Value" and "Equity Investing" investment strategies. In allocating the Fund's assets for investment, Ivy focuses on the selection of Portfolio Managers that have achieved above average investment returns through different market cycles, with additional consideration given to those managers that have achieved good performance during adverse market conditions. Ivy has primary responsibility for selecting Portfolio Managers and determining the portion of the Fund's assets to be allocated to each Portfolio Manager.

Initial and additional subscriptions for Interests in the Fund are generally accepted as of the first day of each month, unless otherwise determined at the discretion of the Board of Managers (the "Board"). Additional subscriptions for Interests are accepted into the Fund at net asset value. The Fund, from time to time, may offer to repurchase outstanding Interests at net asset value pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. A repurchase fee equal to 1% of the value of an Interest repurchased by the Fund will apply if the repurchase is less than one year following the date of the Member's initial investment in the Fund.

The Fund repurchased $5 million of Interests in the Fund through a Tender Offer that was initiated on May 3, 2004 at a price equal the net asset value of the Fund as of June 30, 2004. As a result, 4,622 shares of capital were repurchased at $1,081.76. On November 8, 2004, the Fund will offer up to $10 million of Interests in the Fund or portions thereof pursuant to tenders by Members at a price equal to their net asset value on December 31, 2004. This offer expires on December 8, 2004, if the offer is not extended. In general, the Fund will initially pay 95% of the estimated value of the repurchased Interests of Members within one month after the value of the Interests to be repurchased is determined. The remaining amount will be paid out promptly after completion of the Fund's year end audit.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The  preparation  of financial  statements  in  conformity  with U.S.  generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

The Fund values its holdings in accordance with the valuation principles set forth and established by the Board. These procedures require that the Fund values its investments in Portfolio Funds at fair value. Fair value of these investments ordinarily will be the value determined as of the end of each fiscal period (as defined in the Fund's registration statement) by the Portfolio Managers of each Portfolio Fund, and will ordinarily be the amount equal to the Fund's pro rata interest in the net assets of such Portfolio Fund. Such valuations are net of management and performance incentive fees or allocations payable to the Portfolio Funds' managers pursuant to the Portfolio Funds' agreements. Because Portfolio Funds provide net asset value information to the Fund on a monthly basis and do not generally provide detailed information on their investment positions except on an annual basis, the Fund generally will not be able to determine the fair value of investments or their net asset values other than as of the end of each month and may not be able to verify valuation information provided to the Fund by Portfolio Managers.

To the extent that the Fund invests any of its assets through Portfolio Accounts (as defined in the Fund's registration statement), the Fund will value US exchange traded securities and securities included in the Nasdaq National Market System at the last composite sales price as reported on the exchanges where such securities are traded. Securities traded on a foreign securities exchange will be valued at the last sales price on the exchange where such securities are primarily traded. Listed option and futures contracts will be valued using last sales prices as reported by the exchange with the highest recorded daily volume for such options or futures contract.

Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities held short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets and liabilities, will be valued at fair value as determined in good faith by, or under the supervision of, the Board. Debt securities with remaining maturities of 60 days or less will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------

B. INCOME RECOGNITION

Interest income is recorded on the accrual basis. Realized gains and losses from Portfolio Fund withdrawals are recognized on a pro rata basis.

C. ALLOCATION OF NET PROFITS AND LOSSES; ALLOCATION OF OFFERING COSTS

Net profits or net losses of the Fund for each fiscal period will be allocated among, and credited to or debited against, the capital accounts of Members (investors that own Interests in the Fund) as of the last day of each fiscal period in accordance with the Members' respective investment percentages as of the beginning of the period. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments) and realized income and gains or losses and expenses during a fiscal period, before giving effect to any repurchases by the Fund of Interests (or portions thereof), and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages. Offering costs required by applicable accounting principles to be charged to capital that are paid or accrued during a fiscal period are allocated and charged to the capital accounts of Members pro rata in accordance with their respective investment percentages as of the beginning of the period.

D. INCOME TAXES

The Fund is classified as a partnership and not as an association taxable as a corporation for Federal income tax purposes. Accordingly, no provision for the payment of Federal, State or local income tax has been provided by the Fund. Each Member is individually required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

NOTE 3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Fund, the Adviser is responsible for developing, implementing and supervising the Fund's investment program, subject to the ultimate supervision of and subject to any policies established by the Board of the Fund. The Adviser is a registered investment adviser and a division of The Bank of New York, a New York state chartered bank. The Bank of New York is a subsidiary of The Bank of New York Company, Inc. ("BNYCo"), a financial holding company. Ivy Asset Management Corp. ("Ivy"), a direct, wholly-owned subsidiary of BNYCo, and a registered investment adviser, has been retained by the Adviser to provide day-to-day investment management services to the Fund, subject to the general supervision of the Adviser.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------

NOTE 3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

In consideration of services provided by the Adviser, the Fund pays the Adviser a fee, the "Management Fee", computed and paid monthly, at the annual rate of 1.50% of the aggregate value of outstanding Interests determined as of the beginning of every month subsequent to the initial sale of Interests to investors. The Adviser pays Ivy for its services equal to 50% of the Management Fee received by the Adviser. The fee paid to Ivy is borne by the Adviser, not the Fund.

The Bank of New York (the "Administrator") provides various administration, fund accounting, investor accounting, taxation and transfer agent services to the Fund. In consideration of these services, the Fund pays the Administrator a fee, computed and paid quarterly, of an amount which is not to exceed 0.25% of the Fund's net assets on an annual basis and reimburses the Administrator for certain out-of-pocket expenses. Pursuant to the administration agreement with the Fund, the Administrator may appoint sub-administrators to provide these services to the Fund.

The Bank of New York (the "Custodian") also serves as the custodian of the Fund's assets. Custodian fees are included in the 0.25% limitation referred to above.

BNY Hamilton Distributors, Inc. (the "Distributor") (a wholly-owned subsidiary of The BISYS Group, Inc.) acts as the distributor of Interests on a best efforts basis, subject to various conditions. Interests are being offered to investors meeting all qualifications for investment in the Fund. These Interests are offered through the Distributor and other brokers, dealers and certain financial institutions that have entered into selling agreements with the Distributor ("Selling Agents").

The Adviser (or one of its affiliates) may pay from its own resources compensation to brokers and dealers of up to 1% of the value of Interests sold by them. In addition, the Adviser (or one of its affiliates) may make ongoing payments to Selling Agents from its own resources in an amount up to 0.90% per annum of the aggregate value of Interest held by Members that are customers of those Selling Agents (less the amount of any investor servicing fees paid to them by the Fund).

The Fund pays a quarterly fee (the "Investor Servicing Fee") to the Distributor to reimburse it for payments made to Selling Agents and certain financial advisers that have agreed to provide ongoing investor services and account maintenance services to investors in the Fund that are their customers ("Investor Service Providers"). This fee will be in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.50% (on an annualized basis) of the average monthly aggregate value of outstanding Interests held by investors that receive services from the Investor Service Provider, determined as of the last

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------

NOTE 3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

day  of  each  month  (before  any  repurchases  of  Interests);   or  (ii)  the
Distributor's actual payments to the Investor Service Provider.

Each Director  receives an annual retainer of $5,000 plus a fee for each meeting
attended.   All  Directors  are  reimbursed  by  the  Fund  for  all  reasonable out-of-pocket expenses.

NOTE 4. PORTFOLIO TRANSACTIONS

Aggregate purchases and sales of investments (excluding short-term investments) for the six months ended September 30, 2004, amounted to $38,600,000, and $3,026,896, respectively. At September 30, 2004, the cost of investments in Portfolio Funds for Federal Income Tax purposes was substantially the same as the cost for financial reporting services. Accordingly, accumulated net unrealized appreciation on investments was $8,088,298 consisting of $8,292,462 gross unrealized appreciation and $204,164 gross unrealized depreciation.

NOTE 5. PORTFOLIO FUND INVESTMENTS

The Fund invests in Portfolio Funds that are managed by Portfolio Managers that pursue Special Situations, Relative Value and Equity Investing investment strategies. Portfolio Funds are investment funds typically organized as limited partnerships that do not publicly offer their securities and are not required to register under the 1940 Act. The typical Portfolio Fund has greater flexibility as to the type of securities it may own, the types of trading strategies it may employ and the amount of leverage it may use.

The investment programs used by the Portfolio Managers may employ a variety of sophisticated investment techniques that include, among others, short sales of securities, use of leverage (i.e., borrowing money for investment purposes), transactions in derivative securities and other financial instruments such as stock options, index options, futures contracts and options on futures and distressed securities including low-grade bonds and convertible hedging.

The agreements related to Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lockup provisions of up to three years from initial investment. At September 30, 2004, approximately 0.63% of the Fund's capital is invested in Portfolio Funds with lock-ups extending beyond one year from September 30, 2004. Detailed information about the Portfolio Funds is included on the Schedule of Investments.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
NOTE 5. PORTFOLIO FUND INVESTMENTS (CONTINUED)

In the normal course of business, the Portfolio Funds trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments as reported by the Fund.

NOTE 6. BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the 1940 Act. Borrowings by the Fund for investment purposes (a practice known as "leverage") involve certain risks. Any such borrowings by the Fund are made solely for Portfolio Accounts and are not principal investment strategies of the Fund. There were no borrowings by the Fund during the six months ended September 30, 2004.

Portfolio Funds that are not registered investment companies are not subject to the 300% asset coverage requirement referred to above.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------

NOTE 7. FINANCIAL HIGHLIGHTS

The following represents the ratios to average Members' capital and other supplemental information for the period:

                                                                SIX MONTHS
                                                                   ENDED               APRIL 1, 2003 (a)
                                                            SEPTEMBER 30, 2004              THROUGH
                                                                (UNAUDITED)              MARCH 31, 2004
                                                             -----------------         ----------------
Net assets, end of period (000)                                  $118,190                   $89,246
Ratio of net investment loss to average
  Members' capital (b)                                             (2.38%)(c)               (2.75%)
Ratio of expenses to average Members' capital
  (excluding organization expenses) (b)                             2.39% (c)                2.56%
Ratio of expenses to average Members' capital (b)                   2.39% (c)                2.76%
Total return (b)                                                    0.36%                    8.38%
Portfolio turnover rate                                             3%                         19%

(a)  Commencement of operations

(b) Net investment loss ratio, expenses to average Members' capital ratio and total return are calculated for the Members as a whole. An individual Member's return may vary from this return based on the timing of capital transactions. Total return calculated for a period of less than one year is not annualized.

(c)  Annualized.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 MANAGERS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The managers and executive officers of the BNY/Ivy Multi-Strategy Hedge Fund and their principal occupations during the past five years are:

                                                 Principal Occupations
Manager                  Position                During Past Five Years
-------                  --------                ----------------------


Carla Diane Hunter        Manager                 Chief    Operating    Officer,
Age 49                                            Weizmann   Global    Endowment
                                                  Management    Trust,     since
                                                  October   2002;   Director  of
                                                  Investments    and   Treasury,
                                                  Museum of Modern Art, New York
                                                  City,   from   April  1997  to
                                                  September 2002.

Arthur Williams III       Manager                 President and Chief Investment
Age 62                                            Officer,       Pine      Grove
                                                  Associates,  Inc., since 1994;
                                                  Director  of  Retirement  Plan
                                                  Investments,     McKinsey    &
                                                  Company, Inc., until 1994.

Rodney S. Yanker          Manager                 Founder and Managing Director,
Age 44                                            Affiliated  Alternative  1996;
                                                  Executive   Vice    President,
                                                  Ramsey  Financial,  Inc., from
                                                  June 1991 to November 1995.

Newton P.S. Merrill       Manager                 Retired. Senior Executive Vice
Age 64                                            President,  The  Bank  of  New
                                                  York,  from  April 1994 to May
                                                  2003; Executive Vice President
                                                  and Group  Executive,  Bank of
                                                  Boston,  from  1991  to  April
                                                  1994.

Steven Pisarkewicz        President and           Executive   Vice    President,
Age 55                    Principal Executive     Asset Management,  The Bank of
                          Officer                 New  York,   since  May  2003;
                                                  Chief  Investment  Officer  of
                                                  Structured   Equity  Services,
                                                  Alliance  Sanford C. Bernstein
                                                  & Co.,  from  November 1999 to
                                                  May 2003.


Sheila McKinney           Treasurer and           Vice      President,      Fund
Age 42                    Principal Financial     Administration Services Group,
                          Officer                 The  Bank of New  York,  since
                                                  August 2003; Manager
                                                  PricewaterhouseCoopers    LLP,
                                                  from  November  2002 to August
                                                  2003, Vice President, Deutsche
                                                  Bank, Asset  Management,  from
                                                  November   1995  to   November
                                                  2002.

                      (This Page Intentionally Left Blank)

A description of the Fund's proxy voting policies and procedures is available, without charge and upon request, by calling Global Fund Services at (877) 470-9122 or accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.


Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling Global Fund Services at (877) 470-9122; or (ii) accessing the Fund's Form N-PX on the Commission's website at www.sec.gov.

Beginning December 31, 2004, the Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the Commission's website at WWW.SEC.GOV. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC;
information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The Fund is available to investors who have a personal net worth of $1.5 million and meet certain other criteria as described in the Fund's prospectus. Interests in the Fund are not transferable; however liquidity may be available through repurchase offers made at the discretion of the Board of Managers of the Fund.

FOR MORE COMPLETE INFORMATION INCLUDING CHARGES, EXPENSES AND ONGOING FEES, PLEASE CALL 1.877.470.9122 TO RECEIVE A PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

As with any speculative investment program, it is possible to incur losses as well as gains through an investment in the Fund. There can be no assurances that the fund will achieve its objectives. The prospectus contains a more complete description of the risks associated with the Fund. Under no circumstances should a prospective investor ELECT TO INVEST IN THE FUND WITHOUT REVIEWING THE FUND'S PROSPECTUS.

The Fund is distributed by BNY Hamilton Funds Distributors, Inc., which is not affiliated with The Bank of New York. The Bank of New York, as adviser, and Ivy Asset Management Corp., as investment manager, both receive compensation for providing advisory and other services to the Fund.


--------------------------------------------------------------------------------
   NOT FDIC, STATE OR               MAY LOSE          NO BANK, STATE OR
   FEDERAL AGENCY INSURED           VALUE             FEDERAL AGENCY GUARANTEE
--------------------------------------------------------------------------------

                                   [IVY LOGO]





IMS -9-04

ITEM 2. CODE OF ETHICS.

Not required for a semi-annual period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for a semi-annual period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for a semi-annual period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for a semi-annual period.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for a semi-annual period.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Managers that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.

a) Based on their evaluation on November 29, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the BNY/Ivy Multi-Strategy Hedge Fund LLC (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or BNY Investment Advisors (the "Adviser"), the investment adviser, Ivy Asset Management Corp. ("Ivy"), the investment manager and The Bank of New York (the "Administrator"), administrator of the Fund, or BNY Hamilton Distributors, a subsidiary of BISYS Fund Services, Inc. ("Bisys") which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or BNY or Bisys on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of BNY, Bisys, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the Adviser's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the Adviser's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the Adviser during such period.

ITEM 11. EXHIBITS.

 (a) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                            SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY/IVY MULTI-STRATEGY HEDGE FUND LLC
             -------------------------------------
By:  /s/ STEVEN PISARKIEWICZ
         --------------------
Name:    Steven Pisarkiewicz

Title:   President

Date:    November 29, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ STEVEN PISARKIEWICZ
         ---------------------
Name:    Steven Pisarkiewicz

Title:   President

Date:    November 29, 2004

By:  /s/ SHEILA MCKINNEY
         ----------------------
Name:    Sheila McKinney

Title:   Treasurer

Date:    November 29, 2004